Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases	6. Leases The Group incurred lease expenses for short-term leases as follows:
	Year ended December 31,
	2021	2020	2019
	$’000	$’000	$’000
Lease expenses for short-term leases	76	5	—